                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 28-
                         ---------------------

PLEASE NOTE THAT EFFECTIVE OCTOBER 1, 2009, BROOKFIELD INVESTMENT MANAGEMENT INC., FORMERLY HYPERION BROOKFIELD ASSET MANAGEMENT, INC., MERGED WITH BROOKFIELD REDDING LLC (FORM 13F FILE NUMBER 28-10835).

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Seth Gelman               New York, NY        2/12/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             97
                                        --------------------

Form 13F Information Table Value Total:      2,214,753
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

     (1)      28-                          AMP Capital Brookfield (US) LLC
    -----        -----------------         ---------------------------------

    [Repeat as necessary.]

                      FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                                   TITLE OF             VALUE     SHARES/   SH/ PUT/ INVESTMENT  OTHER   ----------------------
     NAME OF ISSUER                 CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------------- -------- --------- ---------- ---------- --- ---- ---------- -------- ------- ------ -------
7 Days Group Holdings Lt -ADR        COM    81783J101     10,406     83,385  SH      Defined      (1)     668400         165450
Alexander's Inc                      COM    014752109      2,618      8,600  SH      Defined      (1)       4600           4000
ALTRIA GROUP INC.                    COM    02209S103        986         50  SH      Sole                     50
AMERICAN ELECTRIC POWER CO INC       COM    025537101      1,034         30  SH      Sole                     30
American Tower Corp                  COM    029912201     64,367  1,489,639  SH      Defined      (1)     278678        1210961
American Water Works Co Inc          COM    030420103      1,497     66,800  SH      Defined      (1)      66800
AT&T                                 COM    00206R102      2,131         76  SH      Sole                     76
AvalonBay Communities Inc            COM    053484101     93,326  1,136,599  SH      Defined      (1)     174232         962367
B&G FOODS INC                        COM    05508R106        205         22  SH      Sole                     22
Boston Properties Inc                COM    101121101    201,323  3,001,688  SH      Defined      (1)     510307        2491381
BP AMOCO PLC - SPONSORED ADR         COM    055622104        984         17  SH      Sole                     17
Brandywine Realty Trust              COM    105368203     52,848  4,635,800  SH      Defined      (1)     685250        3950550
BRISTOL-MYERS SQUIBB COMPANY         COM    110122108      1,031         41  SH      Sole                    41
BRITISH AMERICAN TOBACCO PLC         COM    110448107        970         15  SH      Sole                    15
Brookfield Properties Corp           COM    112900105     78,592  6,484,489  SH      Defined      (1)     973320        5511169
Camden Property Trust                COM    133131102     79,826  1,884,023  SH      Defined      (1)     310783        1573240
Canadian National Railway Co         COM    136375102        478      8,800  SH      Defined      (1)       8800
China Real Estate Inform - ADR       COM    16948Q103      4,676    425,855  SH      Defined      (1)     198900         226955
COCA-COLA CO/THE                     COM    191216100      1,170         21  SH      Sole                    21
Colonial Properties Trust            COM    195872106      2,330    198,642  SH      Defined      (1)                    198642
Crown Castle International Cor       COM    228227104      1,575     40,350  SH      Defined      (1)      40350
DCT Industrial Trust Inc             COM    233153105        517    103,000  SH      Defined      (1)                    103000
Developers Diversified Realty        COM    251591103      3,446    372,100  SH      Defined      (1)     124200         247900
Douglas Emmett Inc                   COM    25960P109     81,240  5,701,029  SH      Defined      (1)    1084452        4616577
Duke Realty Corp                     COM    264411505     63,069  5,182,303  SH      Defined      (1)     848389        4333914
EastGroup Properties Inc             COM    277276101     52,333  1,367,112  SH      Defined      (1)     256802        1110310
Enbridge Inc                         COM    29250N105      2,826     61,090  SH      Defined      (1)      61090
Entertainment Properties Trust       COM    29380T105        950     26,935  SH      Defined      (1)       1055          25880
EPR 5.75% Pfd Series C               PFD    29380T402        827     50,000  SH      Defined      (1)      50000
EPR 9% Pfd Series E                  PFD    29380T600      8,700    349,800  SH      Defined      (1)     236900         112900
Equity Residential                   COM    29476L107     48,326  1,430,620  SH      Defined      (1)      97120        1333500
Federal Realty Investment Trus       COM    313747206     95,723  1,413,507  SH      Defined      (1)     216476        1197031
FelCor Lodging 8% Pfd Series A       PFD    31430F200      1,336    122,900  SH      Defined      (1)     117800           5100
First Industrial Realty Trust        COM    32054K103      7,616  1,456,300  SH      Defined      (1)     811200         645100
Forest City Enterprises Inc          COM    345550107     30,646  2,601,510  SH      Defined      (1)     190211        2411299
FRANCE TELECOM SA                    COM    35177Q105        958         38  SH      Sole                    38
FRONTIER COMMUNICATIONS CORP         COM    35906A108        497         64  SH      Sole                    64
GENERAL ELECTRIC COMPANY             COM    369604103      1,034         68  SH      Sole                    68
GLAXOSMITHKLINE PLC                  COM    37733W105        987         23  SH      Sole                    23
Glimcher Realty Trust                COM    379302102      7,824  2,897,930  SH      Defined      (1)    1474030        1423900
HCP Inc                              COM    40414L109    113,278  3,709,175  SH      Defined      (1)     501170        3208005
Health Care REIT Inc                 COM    42217K106     71,421  1,611,484  SH      Defined      (1)     254929        1356555
Hospitality Properties Trust         COM    44106M102      3,687    155,500  SH      Defined      (1)      71900          83600
Host Hotels & Resorts Inc            COM    44107P104     16,006  1,371,519  SH      Defined      (1)     605394         766124
Inland Real Estate Corp              COM    457461200      7,688    943,360  SH      Defined      (1)     284500         658860
ISHARES                              COM    464287507        484          7  SH      Sole                     7
ISHARES                              COM    464287465        831         15  SH      Sole                    15
ISHARES                              COM    464287622        926         15  SH      Sole                    15
ISHARES                              COM    464287879        970         17  SH      Sole                    17
ISHARES                              COM    464287887      1,042         18  SH      Sole                    18
ISHARES                              COM    464287408      1,227         23  SH      Sole                    23
ISHARES                              COM    464287309      1,386         24  SH      Sole                    24
ISHARES                              COM    464287200      1,474         13  SH      Sole                    13
Kilroy Realty Corp                   COM    49427F108     74,442  2,427,182  SH      Defined      (1)     576923        1850259
Kimco Realty Corp                    COM    49446R109     32,720  2,418,305  SH      Defined      (1)     105517        2312788
Kinder Morgan Management LLC         COM    49455U100        759     13,889  SH      Defined      (1)      13889
Kite Realty Group Trust              COM    49803T102      1,559    383,101  SH      Defined      (1)                    383101
Lexington Realty Trust               COM    529043101     20,678  3,400,947  SH      Defined      (1)    1651828        1749119
Lexington Rlty Trst Pref 6.50%       PFD    529043309      1,036     30,500  SH      Defined      (1)      30500
LORILLARD INC                        COM    544147101      1,000         12  SH      Sole                     12
Macerich Co/The                      COM    554382101      4,841    134,650  SH      Defined      (1)      26621         108029
MGM Mirage                           COM    552953101      1,885    206,700  SH      Defined      (1)      99000         107700
MIDCAP SPDR TR UNIT SFR 1            COM    595635103      2,045         16  SH      Sole                    16
Mission West Properties Inc          COM    605203108      4,037    561,449  SH      Defined      (1)     277100         284349
National Grid PLC                    COM    636274300        943     17,344  SH      Defined      (1)      17344
National Health Investors Inc        COM    63633D104      9,806    265,090  SH      Defined      (1)     125600         139490
National Retail Properties Inc       COM    637417106      1,058     49,855  SH      Defined      (1)       2415          47440
Northeast Utilities                  COM    664397106      2,679    103,881  SH      Defined      (1)     103881
Retail Opportunity Investments       COM    76131N101      3,150    311,600  SH      Defined      (1)                    311600
Pebblebrook Hotel Trust              COM    70509V100        979     44,500  SH      Defined      (1)      44500
PITNEY BOWES INC                     COM    724479100        931         41  SH      Sole                    41
Public Storage                       COM    74460D109     80,476    988,037  SH      Defined      (1)     159243         828794
QWEST COMMUNICATIONS INTERNATI       COM    749121109        546        130  SH      Sole                   130
Ramco-Gershenson Properties Tr       COM    751452202        935     98,012  SH      Defined      (1)                     98012
Rayonier Inc                         COM    754907103     48,955  1,161,161  SH      Defined      (1)     182631         978530
ROYAL BANK SCOTLAND                  PFD    780097788      1,944        150  SH      Sole                   150
ROYAL DUTCH SHELL PLC-ADR            COM    780259206        960         16  SH      Sole                    16
Simon Property Group Inc             COM    828806109    318,131  3,986,601  SH      Defined      (1)     665865         3320736
SL Green Realty Corp                 COM    78440X101     62,038  1,234,841  SH      Defined      (1)     208536         1026305
SOUTHERN UNION CO                    COM    844030106      1,329         59  SH      Sole                    59
SPDR TRUST SERIES I                  COM    78462F103      1,744         16  SH      Sole                    16
Spectra Energy Corp                  COM    847560109      2,558    124,700  SH      Defined      (1)     124700
SPG 6% Pfd Series I                  PFD    828806802      3,488     51,300  SH      Defined      (1)      28900           22400
Starwood Hotels & Resorts Worl       COM    85590A401     55,699  1,523,090  SH      Defined      (1)     179012         1344078
Starwood Property Trust              COM    85571B105     31,503  1,667,690  SH      Defined      (1)     113263         1554427
STRATEGIC HOTEL                      PFD    86272T205        506         37  SH      Sole                    37
Taubman Centers Inc                  COM    876664103    132,292  3,683,992  SH      Defined      (1)     675696         3008296
TransCanada Corp                     COM    89353D107      3,652    106,100  SH      Defined      (1)     106100
UDR Inc                              COM    902653104      2,750    167,300  SH      Defined      (1)      97100           70200
US STEEL CORP                        COM    912909108      1,086         20  SH      Sole                    20
U-Store-It Trust                     COM    91274F104      2,762    377,260  SH      Defined      (1)     377260
VERIZON COMMUNICATIONS INC           COM    92343V104      2,049         62  SH      Sole                    62
VODAFONE GROUP PLC                   COM    92857W209        997         43  SH      Sole                    43
Vornado Realty Trust                 COM    929042109      5,162     73,813  SH      Defined      (1)      60362           13451
Weingarten Realty Investors          COM    948741103     55,265  2,792,584  SH      Defined      (1)     480754         2311830
WINDSTREAM CORP                      COM    97381W104        700         64  SH      Sole                    64
XCEL ENERGY INC                      COM    98389B100      1,030         49  SH      Sole                    49
REPORT SUMMARY                       97  DATA RECORDS  2,214,753             1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED